Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Non-Current Assets
Security deposits	$ 1,882	$ 1,883
Restricted cash	$ 4,014	$ 4,000
Restricted Cash, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total other non-current assets	Total other non-current assets
Other long-term assets	$ 1,639	$ 2,610
Total other non-current assets	$ 7,535	$ 8,493